Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Trade Accounts Payable [Abstract]
Schedule of Maturity Date Range	Accounts payable by major type of supplier is as follows:
	December 31, 2025	December 31, 2024
Domestic:
Commodities	2,404,646	1,961,391
Materials and services	3,288,007	3,138,734
Finished products	89,482	81,608
Present value adjustment	(8,152)	(9,685)
	5,773,983	5,172,048

Foreign:
Commodities	18,270	20,357
Materials and services	403,491	271,481
Finished products	2,356	1,627
	424,117	293,465
Total trade accounts payable	6,198,100	5,465,513

Supplier financing:
Domestic	1,128,538	718,884
Foreign	5,921	9,826
Total supplier financing	1,134,459	728,710
Total	7,332,559	6,194,223

Schedule of Maturity Date Range	Therefore, the amounts involved in the transaction are recorded as accounts payable, maintaining the same nature and function as the Company's other obligations, and are classified as current liabilities as of December 31, 2025 and 2024.
Maturity Date Range:
	December 31, 2025	December 31, 2024
Trade Payables under Supplier Financing Agreement (days after the invoice date)	10 - 196	10 - 120
Comparable Trade Payables (days after the invoice date)	1 - 196	1 - 120